SCHEDULE OF INVESTMENTS
Thornburg Summit Fund	June 30, 2020 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Common Stock — 54.7%
	Banks — 4.0%
	Banks — 4.0%
[a]	HDFC Bank Ltd. ADR	15,844	$ 720,268
[a]	JPMorgan Chase & Co.	8,917	838,733
			1,559,001
	Capital Goods — 2.4%
	Aerospace & Defense — 2.0%
	L3Harris Technologies, Inc.	1,885	319,828
[b]	Safran S.A.	4,441	445,160
	Trading Companies & Distributors — 0.4%
	MonotaRO Co. Ltd.	4,200	168,039
			933,027
	Consumer Durables & Apparel — 3.3%
	Household Durables — 0.7%
	Sony Corp.	3,879	265,270
	Textiles, Apparel & Luxury Goods — 2.6%
[b]	adidas AG	1,381	362,443
	Hermes International	281	234,820
	LVMH Moet Hennessy Louis Vuitton SE	1,013	444,430
			1,306,963
	Consumer Services — 1.0%
	Hotels, Restaurants & Leisure — 1.0%
[a]	Starbucks Corp.	5,429	399,520
			399,520
	Diversified Financials — 2.1%
	Capital Markets — 1.1%
[a]	CME Group, Inc.	2,653	431,219
	Consumer Finance — 1.0%
[a]	Capital One Financial Corp.	6,090	381,173
			812,392
	Energy — 2.6%
	Oil, Gas & Consumable Fuels — 2.6%
[a]	Enterprise Products Partners L.P.	13,287	241,425
	Reliance Industries Ltd.	13,816	312,446
	Royal Dutch Shell plc Class A	28,413	453,108
			1,006,979
	Health Care Equipment & Services — 1.1%
	Health Care Equipment & Supplies — 1.1%
[b]	Boston Scientific Corp.	12,193	428,096
			428,096
	Household & Personal Products — 1.7%
	Personal Products — 1.7%
	Estee Lauder Cos, Inc. Class A	2,107	397,549
	Unilever N.V.	5,161	273,973
			671,522
	Media & Entertainment — 9.5%
	Entertainment — 5.3%
	Nintendo Co. Ltd.	677	301,021
[b]	Sea Ltd. ADR	8,873	951,541
	Walt Disney Co.	7,247	808,113
	Interactive Media & Services — 4.2%
[a,b]	Alphabet, Inc. Class A	361	511,916
[b]	Cargurus, Inc.	18,673	473,360
	Tencent Holdings Ltd.	10,400	669,046

SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	June 30, 2020 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
			3,714,997
	Pharmaceuticals, Biotechnology & Life Sciences — 2.4%
	Biotechnology — 1.0%
	CSL Ltd.	1,955	$ 387,205
	Pharmaceuticals — 1.4%
	Roche Holding AG	1,656	573,906
			961,111
	Retailing — 7.9%
	Internet & Direct Marketing Retail — 7.4%
[a,b]	Alibaba Group Holding Ltd. Sponsored ADR	3,061	660,258
[a,b]	Amazon.com, Inc.	239	659,358
[b]	Meituan Dianping Class B	49,200	1,091,217
[b]	MercadoLibre, Inc.	497	489,928
	Multiline Retail — 0.5%
	Dollarama, Inc.	6,600	219,546
			3,120,307
	Semiconductors & Semiconductor Equipment — 3.1%
	Semiconductors & Semiconductor Equipment — 3.1%
	ASML Holding N.V.	1,685	618,853
[a]	Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	10,705	607,723
			1,226,576
	Software & Services — 9.7%
	Information Technology Services — 6.4%
[b,c]	Adyen N.V.	495	720,469
	Amadeus IT Group S.A.	6,840	356,418
[b]	EPAM Systems, Inc.	1,428	359,870
[a]	Visa, Inc. Class A	5,526	1,067,458
	Software — 3.3%
[a]	Microsoft Corp.	5,036	1,024,876
[a,b]	ServiceNow, Inc.	708	286,783
			3,815,874
	Technology Hardware & Equipment — 2.2%
	Electronic Equipment, Instruments & Components — 2.2%
	Amphenol Corp. Class A	3,446	330,161
	Keyence Corp.	1,246	519,633
			849,794
	Telecommunication Services — 0.9%
	Diversified Telecommunication Services — 0.9%
	Orange S.A.	28,659	342,752
			342,752
	Utilities — 0.8%
	Electric Utilities — 0.8%
[a]	NextEra Energy, Inc.	1,326	318,466
			318,466
	Total Common Stock (Cost $17,315,728)		21,467,377
	Asset Backed Securities — 7.7%
	Advance Receivables — 1.5%
[c]	New Residential Advance Receivables Trust Advance Receivables Backed, Series 2019-T3 Class DT3, 3.055%, 9/15/2052	$ 100,000	96,297
[c]	NRZ Advance Receivables Trust, Series 2019-T1 Class AT1, 2.59%, 7/15/2052	175,000	171,264
[c]	Ocwen Master Advance Receivables Trust, Series 2019-T1 Class AT1, 2.514%, 8/15/2050	200,000	199,760
[c]	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes, Series 2019-T2 Class AT2, 2.32%, 10/15/2052	121,000	119,650
			586,971
	Auto Receivables — 1.2%
[c]	ACC Trust, Series 2020-A Class A, 6.00%, 3/20/2023	189,003	190,007
[c]	CarNow Auto Receivables Trust, Series 2017-1A Class B, 4.35%, 9/15/2022	51,896	52,081

SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	June 30, 2020 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[c]	CIG Auto Receivables Trust, Series 2017-1A Class A, 2.71%, 5/15/2023	$ 11,326	$ 11,327
[c]	Flagship Credit Auto Trust, Series 2018-3 Class A, 3.07%, 2/15/2023	26,222	26,443
[c,d]	Navistar Financial Dealer Note Master Owner Trust II, Series 2018-1 Class D, 1.735% (LIBOR 1 Month + 1.55%), 9/25/2023	175,000	173,473
			453,331
	Finance & Insurance — 2.3%
	Aqua Finance Trust,
[c]	Series 2019-A Class A, 3.14%, 7/16/2040	76,536	76,370
[c]	Series 2019-A, 3.47%, 7/16/2040	200,000	181,004
[c]	Conn’s Receivables Funding, LLC, Series 2018-A Class B, 4.65%, 1/15/2023	94,193	93,578
	Freed ABS Trust,
[c]	Series 2019-1 Class B, 3.87%, 6/18/2026	275,000	272,943
[c]	Series 2019-1 Class-A, 3.42%, 6/18/2026	17,150	17,181
[c]	MelTel Land Funding, LLC, Series 2019-1A Class A, 3.768%, 4/15/2049	99,775	102,316
[c,d]	SBA Tower Trust, Series 2014-2A Class C, 3.869%, 10/15/2049	30,000	31,306
[c]	Upstart Securitization Trust, Series 2019-1 Class B, 4.19%, 4/20/2026	120,265	119,743
			894,441
	Other Asset Backed — 2.4%
	Avant Loans Funding Trust,
[c]	Series 2019-A Class A, 3.48%, 7/15/2022	22,096	22,124
[c]	Series 2019-B Class B, 3.15%, 10/15/2026	150,000	143,979
[c]	Consumer Loan Underlying Bond Credit Trust, Series 2019-A Class A, 3.52%, 4/15/2026	27,636	27,639
[c]	Diamond Resorts Owner Trust, Series 2018-1 Class A, 3.70%, 1/21/2031	42,825	43,746
[c,e]	ECAF I Ltd., Series 2015-1A Class A2, 4.947%, 6/15/2040	196,172	167,810
[c]	Foundation Finance Trust, Series 2019-1A Class A, 3.86%, 11/15/2034	124,253	125,407
[c]	SCF Equipment Leasing, LLC, Series 2019-1A Class A1, 3.04%, 3/20/2023	83,587	83,606
[c]	Sierra Timeshare Receivables Funding, LLC, Series 2019-1A Class A, 3.20%, 1/20/2036	52,279	53,278
[c]	Sofi Consumer Loan Program Trust, Series 2018-3 Class C, 4.67%, 8/25/2027	125,000	126,936
[c]	Sofi Consumer Loan Program, LLC, Series 2016-3 Class A, 3.05%, 12/26/2025	31,660	31,680
[c,d]	Towd Point Mortgage Trust, Series 2018-5 Class A1, 3.25%, 7/25/2058	118,409	125,714
			951,919
	Student Loan — 0.3%
[c]	SMB Private Education Loan Trust, Series 2015-C Class A2A, 2.75%, 7/15/2027	102,509	103,683
[c]	SoFi Professional Loan Program, LLC, Series 2015-B Class A2, 2.51%, 9/27/2032	31,239	31,403
			135,086
	Total Asset Backed Securities (Cost $2,972,190)		3,021,748
	Corporate Bonds — 5.5%
	Capital Goods — 0.2%
	Aerospace & Defense — 0.2%
	Boeing Co., 5.15%, 5/1/2030	60,000	66,870
			66,870
	Commercial & Professional Services — 0.4%
	Commercial Services & Supplies — 0.4%
[c]	Nielsen Finance, LLC / Nielsen Finance Co., 5.00%, 4/15/2022	168,000	167,397
			167,397
	Diversified Financials — 0.3%
	Capital Markets — 0.3%
	Ares Capital Corp., 3.25%, 7/15/2025	120,000	116,482
	Main Street Capital Corp., 5.20%, 5/1/2024	11,000	11,280
			127,762
	Energy — 0.3%
	Oil, Gas & Consumable Fuels — 0.3%
	ONEOK Partners L.P., 4.90%, 3/15/2025	100,000	108,938
			108,938
	Food, Beverage & Tobacco — 0.7%
	Tobacco — 0.7%
[c]	Vector Group Ltd., 10.50%, 11/1/2026	280,000	281,344

SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	June 30, 2020 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
			281,344
	Insurance — 0.4%
	Insurance — 0.4%
[c,d]	Metropolitan Life Global Funding I, 0.65% (SOFR + 0.57%), 9/7/2020	$ 150,000	$ 150,088
			150,088
	Materials — 0.3%
	Paper & Forest Products — 0.3%
[c]	Neenah, Inc., 5.25%, 5/15/2021	100,000	99,896
			99,896
	Real Estate — 1.0%
	Equity Real Estate Investment Trusts — 0.7%
	CoreCivic, Inc., 4.75%, 10/15/2027	80,000	67,050
	GEO Group, Inc., 6.00%, 4/15/2026	250,000	191,783
	Service Properties Trust, 4.95%, 2/15/2027	40,000	35,114
	Mortgage Real Estate Investment Trusts — 0.3%
	Camden Property Trust, 2.80%, 5/15/2030	100,000	108,089
			402,036
	Technology Hardware & Equipment — 0.5%
	Office Electronics — 0.5%
	Xerox Corp., 4.50%, 5/15/2021	200,000	201,392
			201,392
	Telecommunication Services — 0.9%
	Diversified Telecommunication Services — 0.1%
[c]	GTT Communications, Inc., 7.875%, 12/31/2024	60,000	31,519
	Wireless Telecommunication Services — 0.8%
	Sprint Communications, Inc., 9.25%, 4/15/2022	310,000	341,738
			373,257
	Transportation — 0.5%
	Airlines — 0.5%
	American Airlines Pass Through Trust, Series 2019-1 Class B, 3.85%, 8/15/2029	277,440	192,970
			192,970
	Total Corporate Bonds (Cost $2,155,458)		2,171,950
	Convertible Bonds — 0.4%
	Diversified Financials — 0.4%
	Consumer Finance — 0.4%
	EZCORP, Inc., 2.375%, 5/1/2025	230,000	172,712
			172,712
	Total Convertible Bonds (Cost $175,944)		172,712
	Other Government — 0.4%
	Mexican Bonos,
	8.00%, 12/7/2023	750,000	36,009
	8.50%, 5/31/2029	1,940,000	100,065
	Total Other Government (Cost $130,046)		136,074
	U.S. Treasury Securities — 13.4%
	United States Treasury Notes,
	0.125%, 5/31/2022	1,200,000	1,199,203
	0.625%, 5/15/2030	1,450,000	1,445,469
	1.50%, 2/15/2030	1,250,000	1,350,781
	United States Treasury Notes Inflationary Index,
	0.50%, 1/15/2028	644,583	706,951
	3.625%, 4/15/2028	421,756	567,671
	Total U.S. Treasury Securities (Cost $5,116,125)		5,270,075

SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	June 30, 2020 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Mortgage Backed — 7.0%
[c,d]	Angel Oak Mortgage Trust I, LLC, Whole Loan Securities Trust CMO, Series 2019-2 Class A1, 3.628%, 3/25/2049	$ 103,453	$ 106,002
	Arroyo Mortgage Trust, Whole Loan Securities Trust CMO,
[c,d]	Series 2019-1 Class A1, 3.805%, 1/25/2049	120,812	123,120
[c,d]	Series 2019-3 Class A1, 2.962%, 10/25/2048	155,992	159,386
[c,d]	CSMLT Mortgage Trust, Whole Loan Securities Trust CMO, Series 2015-3 Class B1, 3.681%, 11/25/2045	230,536	241,586
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO, Series 2019-1 Class MA, 3.50%, 7/25/2058	100,012	108,842
	Federal Home Loan Mtg Corp., Whole Loan Securities Trust CMO, Series 2017-SC02 Class 1A, 3.00%, 5/25/2047	258,405	264,206
	Federal National Mtg Assoc. UMBS Collateral,
	Pool MA4012, 2.00%, 5/1/2035	197,675	204,621
	Pool MA4045, 2.00%, 6/1/2040	199,361	205,331
[c,d]	Flagstar Mortgage Trust, Whole Loan Securities Trust CMO, Series 2019-2 Class B3, 4.16%, 12/25/2049	123,611	116,865
[c,d]	Homeward Opportunities Fund I Trust, Whole Loan Securities Trust CMO, Series 2019-1 Class A1, 3.454%, 1/25/2059	104,995	106,806
	JPMorgan Mortgage Trust, Whole Loan Securities Trust CMO,
[c,d]	Series 2017-6 Class A5, 3.50%, 12/25/2048	36,534	37,130
[c,d]	Series 2018-6 Class 1A4, 3.50%, 12/25/2048	4,167	4,223
[c,d]	Metlife Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-1A Class A1A, 3.75%, 4/25/2058	158,345	167,161
	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[c,d]	Series 2017-4 Class A1, 3.60%, 4/25/2049	79,034	80,598
[c]	Series 2019-NQM2 Class B2, 5.678%, 4/25/2049	150,000	108,275
[c,d]	TIAA Bank Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2018-2 Class B3, 3.807%, 7/25/2048	175,991	165,085
	Verus Securitization Trust, Whole Loan Securities Trust CMO,
[c,d]	Series 2017-1A Class B2, 6.029%, 1/25/2047	235,000	235,768
[c,d]	Series 2019-1 Class B1, 5.311%, 2/25/2059	125,000	110,295
[c]	Series 2020-INV1 Class M1, 5.50%, 4/25/2060	200,000	199,138
	Total Mortgage Backed (Cost $2,603,481)		2,744,438
	Loan Participations — 0.2%
	Real Estate — 0.2%
	Equity Real Estate Investment Trusts — 0.2%
[f]	CoreCivic, Inc., 5.50% (LIBOR 1 Month + 4.50%), 12/18/2024	78,000	76,830
			76,830
	Total Loan Participations (Cost $74,338)		76,830
	Exchange-Traded Funds — 2.9%
[a]	Invesco DB Agriculture Fund	11,207	151,350
[a]	Invesco DB Base Metals Fund	40,003	544,441
[a,b]	SPDR Gold Shares Fund	2,516	421,103
	Total Exchange-Traded Funds (Cost $1,108,872)		1,116,894
	Total Long-Term Investments — 92.2% (Cost $31,652,182)		36,178,098
	Short-Term Investments — 13.4%
[g]	Thornburg Capital Management Fund	526,235	5,262,350
	Total Short-Term Investments (Cost $5,262,349)		5,262,350
	Total Investments — 105.6% (Cost $36,914,531)		$41,440,448
	Liabilities Net of Other Assets — (5.6)%		(2,206,950)
	Common Stock Sold Short — (5.2)%
	Commercial & Professional Services — (0.6)%
	Professional Services — (0.6)%
[b]	FTI Consulting, Inc.	(2,189)	(250,750)
			(250,750)
	Media & Entertainment — (2.0)%
	Entertainment — (0.8)%
[b]	Roku, Inc.	(1,656)	(192,973)
[b]	Tencent Music Entertainment Group ADR	(9,891)	(133,133)

SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	June 30, 2020 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Media — (1.2)%
[b]	Discovery, Inc., Class A	(6,531)	$ (137,804)
	New York Times Co., Class A	(7,319)	(307,618)
			(771,528)
	Retailing — (0.9)%
	Specialty Retail — (0.9)%
	Rent-A-Center, Inc.	(10,024)	(278,868)
[b]	Sleep Number Corp.	(2,377)	(98,978)
			(377,846)
	Software & Services — (1.3)%
	Information Technology Services — (0.9)%
	Western Union Co.	(16,775)	(362,676)
	Software — (0.4)%
	Blackbaud, Inc.	(2,338)	(133,453)
			(496,129)
	Telecommunication Services — (0.4)%
	Diversified Telecommunication Services — (0.4)%
	Cogent Communications Holdings, Inc.	(1,886)	(145,901)
			(145,901)
	Total Common Stock Sold Short (Proceeds $2,030,730)		(2,042,154)
	Net Assets — 100.0%		$39,233,498

Footnote Legend
a	All or a portion of the security is pledged as collateral for securities sold short. At June 30, 2020, the value of securities pledged was $2,459,341.
b	Non-income producing.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2020, the aggregate value of these securities in the Fund’s portfolio was $6,433,899, representing 16.40% of the Fund’s net assets.
d	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule . The rates shown are those in effect on June 30, 2020.
e	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
f	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at June 30, 2020.
g	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rates
Mtg	Mortgage
SOFR	Secured Overnight Financing Rate
UMBS	Uniform Mortgage Backed Securities

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Summit Fund	June 30, 2020 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Summit Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-two separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers one class of shares of beneficial interest: Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor") to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	June 30, 2020 (Unaudited)

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares.
Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the Financial Accounting Standards Board (the "FASB"). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.
Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:
Level 1: Quoted prices in active markets for identical investments.
Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit ratings, etc.).
Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).
Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are generally characterized as Level 2 within the valuation hierarchy.
On days when market volatility thresholds established by the Audit Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.
In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.
Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.